Quarterly Financial Data (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended				5 Months Ended		12 Months Ended				3 Months Ended												12 Months Ended				3 Months Ended				5 Months Ended		12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Dec. 31, 2013		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Predecessor [Member]		Mar. 31, 2013 Predecessor [Member]		Dec. 31, 2012 Predecessor [Member]		Sep. 30, 2012 Predecessor [Member]		Jun. 30, 2012 Predecessor [Member]		Mar. 31, 2012 Predecessor [Member]		Dec. 31, 2012 Predecessor [Member]		Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2013 Common Units [Member]		Sep. 30, 2013 Common Units [Member]		Dec. 31, 2013 Common Units [Member]		Dec. 31, 2012 Common Units [Member]	Dec. 31, 2011 Common Units [Member]
Total Revenues	$ 49.1	[1]	$ 50.5	[1]			$ 187.2	[1]			$ 45.3	[1]	$ 42.3	[1]	$ 35.9	[1]	$ 36.9	[1]	$ 35.3	[1]	$ 37.2	[1]	$ 145.3	[1]	$ 139.8	[1]
Income Before Income Taxes	25.3	[1]	27.8	[1]			100.2	[1]			24.1	[1]	23.0	[1]	14.7	[1]	18.5	[1]	10.6	[1]	17.6	[1]	61.4	[1]	63.5	[1]
Net income	25.2	[1]	27.6	[1]			99.7	[1]			24.0	[1]	22.9	[1]	14.7	[1]	18.4	[1]	10.5	[1]	17.5	[1]	61.1	[1]	63.2	[1]
Net Income Attributable to the Partnership	17.0	[1]	11.9	[1]	28.9	[1]																									14.1
Limited Partners' Interest in Net Income Attributable to the Partnership	$ 16.6	[1]	$ 11.7	[1]	$ 28.3	[1]
Net income per limited partner unit, basic																											$ 0.24	[1]	$ 0.17	[1]	$ 0.40	[1]
Net income per limited partner unit, diluted																													$ 0.17	[1]	$ 0.40	[1]

[1]	Financial information has been retrospectively adjusted for the Gold Line/Medford Acquisition.